Schedule II - Condensed Financial Information of Parent - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred income taxes	$ 162.1
Parent Issuer
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred income taxes	$ 204.4	$ 127.4